STOCK PURCHASE WARRANTS (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Purchase Warrants 1	800,000
Stock Purchase Warrants 2	$ 0.13
Stock Purchase Warrants 3	$ 100,148
Stock Purchase Warrants 4	850,000
Stock Purchase Warrants 5	0.25
Stock Purchase Warrants 6	850,000
Stock Purchase Warrants 7	0.25
Stock Purchase Warrants 8	400,000
Stock Purchase Warrants 9	$ 0.20
Stock Purchase Warrants 10	75,013
Stock Purchase Warrants 11	75,000
Stock Purchase Warrants 12	$ 0.42
Stock Purchase Warrants 13	$ 28,911
Stock Purchase Warrants 14	905,000
Stock Purchase Warrants 15	905,000
Stock Purchase Warrants 16	905,000
Stock Purchase Warrants 17	905,000
Stock Purchase Warrants 18	1,755,000
Stock Purchase Warrants 19	1,755,000